Tax Status (Narrative) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Tax Status [Line Items]
Employee Benefit Plan Tax Determination Letter Date	Apr. 24, 2017
Employee Benefit Plan Tax Determination Letter Obtained	true
Employee Benefit Plan Tax Qualification Status Extensible Enumeration	Qualified Plan [Member]